TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY - Reconciliation of expense with income tax and social contributions (Details) - BRL (R$) R$ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Effects of additions and exclusions:
Total income (expense) of IRPJ and CSLL	R$ (2,483,718)
IRPJ
Reconciliation of expense with income tax and social contribution
Earnings (Losses) before IRPJ and CSLL	R$ 14,743,240	R$ 2,957,864
Tax rate	25.00%	25.00%
Total IRPJ and CSLL calculated at the rates of 25% and 9%, respectively	R$ (3,685,810)	R$ (739,466)
Effects of additions and exclusions:
Revenue from Dividends	16,073	10,012
Previously unrecognized tax losses effect in the current year	346,213	673,043
PRT effect	405,337	359,767
Constitution of Tax Credits	433,571
Deferred taxes not recognized/written off	829,816	(1,714,988)
Tax incentives - SUDENE	435,279	412,143
Grants	(2,123)	(24,725)
Adjustment of Law No. 12.973/2014	205,656	(182,345)
Other additions and exclusions	(271,159)	(92,723)
Total income (expense) of IRPJ and CSLL	R$ (1,698,459)	R$ (934,592)
Effective rate	11.52%	31.60%
CSLL
Reconciliation of expense with income tax and social contribution
Earnings (Losses) before IRPJ and CSLL	R$ 14,743,240	R$ 2,957,864
Tax rate			9.00%
Total IRPJ and CSLL calculated at the rates of 25% and 9%, respectively	(1,326,892)	(266,208)
Effects of additions and exclusions:
Revenue from Dividends	5,786	3,604
Previously unrecognized tax losses effect in the current year	124,637	242,295
PRT effect	179,447	131,429
Constitution of Tax Credits	156,086
Deferred taxes not recognized/written off	298,249	(617,395)
Grants	(764)	(8,901)
Adjustment of Law No. 12.973/2014	74,036	(65,644)
Other additions and exclusions	(147,771)	(126,510)
Total income (expense) of IRPJ and CSLL	R$ (785,259)	R$ (576,041)
Effective rate	5.33%	19.47%